Note 13 - Stock Option and Incentive Plan (Details) - Summary of Restricted Stock Activity (Restricted Stock [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 01, 2012
Restricted Stock [Member]
Note 13 - Stock Option and Incentive Plan (Details) - Summary of Restricted Stock Activity [Line Items]
Outstanding and not vested	7,186	1,890,952	48,073	289,795
Outstanding and not vested	$ 2.16	$ 0.05	$ 2.50	$ 1.92
Granted		2,500,000	1,029,113
Granted		$ 0.03	$ 0.31
Forfeited/cancelled		(21,798)	(131,216)
Forfeited/cancelled		$ 2.46	$ 1.68
Released/vested	(1,883,766)	(635,323)	(1,139,619)
Released/vested	$ 0.04	$ 0.08	$ 0.47